Expense Example, No Redemption - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Large Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 686
3 Years	922
5 Years	1,177
10 Years	1,903
Fidelity Advisor Large Cap Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,054
Fidelity Advisor Large Cap Fund - Class M
Expense Example, No Redemption:
1 Year	489
3 Years	781
5 Years	1,094
10 Years	1,982
Fidelity Advisor Large Cap Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor Large Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966